Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	7/16/2012
Transaction Month	9
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$278,624,975.13	0.8845237	$251,615,335.63	0.7987788	$27,009,639.49
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$737,884,975.13	0.7347549	$710,875,335.63	0.7078599	$27,009,639.49

Weighted Avg. Coupon (WAC)	4.38%		4.37%
Weighted Avg. Remaining Maturity (WARM)	48.10		47.19
Pool Receivables Balance	$843,963,834.29		$812,666,797.62
Remaining Number of Receivables	56,531		55,567

Adjusted Pool Balance	$827,634,460.10		$797,115,093.44

III. COLLECTIONS

Principal:
Principal Collections	$30,500,552.69
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$462,172.17
Total Principal Collections	$30,962,724.86

Interest:
Interest Collections	$3,105,781.76
Late Fees & Other Charges	$40,692.75
Interest on Repurchase Principal	$-
Total Interest Collections	$3,146,474.51

Collection Account Interest	$4,484.51
Reserve Account Interest	$811.80
Servicer Advances	$-

Total Collections	$34,114,495.68

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	7/16/2012
Transaction Month	9
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$34,114,495.68
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$34,114,495.68
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$703,303.20		$703,303.20	$703,303.20
Collection Account Interest					$4,484.51
Late Fees & Other Charges					$40,692.75
Total due to Servicer					$748,480.46

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$143,956.24		$143,956.24
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$535,737.91		$535,737.91	$535,737.91

Available Funds Remaining:					$32,830,277.31

3. Principal Distribution Amount:					$27,009,639.49

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$27,009,639.49
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		27,009,639.49		$27,009,639.49
Total Noteholders Principal				$27,009,639.49

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					5,820,637.82

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$16,329,374.19
Beginning Period Amount	$16,329,374.19
Current Period Amortization	$777,670.01
Ending Period Required Amount	$15,551,704.18
Ending Period Amount	$15,551,704.18
Next Distribution Date Required Amount	$14,794,387.31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$89,749,484.97	$86,239,757.81	$86,239,757.81
Overcollateralization as a % of Adjusted Pool		10.84%	10.82%	10.82%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	June 2012
Distribution Date	7/16/2012
Transaction Month	9
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.10%	55,066	98.93%	$804,007,752.90
30 - 60 Days	0.73%	404	0.85%	$6,925,322.27
61 - 90 Days	0.16%	89	0.20%	$1,591,049.66
91 + Days	0.01%	8	0.02%	$142,672.79
		55,567		$812,666,797.62
Total
Delinquent Receivables 61 + days past due	0.17%	97	0.21%	$1,733,722.45
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.13%	75	0.16%	$1,347,065.22
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.14%	83	0.17%	$1,481,589.18
Three-Month Average Delinquency Ratio	0.15%		0.18%

Repossession in Current Period		32		$588,206.01
Repossession Inventory		45		$518,823.93

Charge-Offs
Gross Principal of Charge-Off for Current Period				$796,483.98
Recoveries				$(462,172.17)
Net Charge-offs for Current Period				$334,311.81

Beginning Pool Balance for Current Period				$843,963,834.29

Net Loss Ratio				0.48%
Net Loss Ratio for 1st Preceding Collection Period				0.26%
Net Loss Ratio for 2nd Preceding Collection Period				0.54%
Three-Month Average Net Loss Ratio for Current Period				0.42%

Cumulative Net Losses for All Periods				$2,307,293.60
Cumulative Net Losses as a % of Initial Pool Balance				0.21%

Principal Balance of Extensions				$3,222,095.40
Number of Extensions				169

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